F/m Opportunistic ETF
Schedule of Investments
November 30, 2025 (Unaudited)

CORPORATE BONDS - 35.3%	Par	Value
Consumer Discretionary - 2.5%
American Airlines 2017-1 Class A Pass Through Trust, Series 2017-1, 4.00%, 02/15/2029	$141,900	$137,703
Ford Motor Co., 3.25%, 02/12/2032	924,000	811,658
		949,361

Consumer Staples - 1.3%
Land O'Lakes Capital Trust I, 7.45%, 03/15/2028 (a)(b)	500,000	516,112

Energy - 7.9%
Coterra Energy Operating Co., 4.38%, 03/15/2029	263,000	254,149
Expand Energy Corp., 5.38%, 03/15/2030	1,000,000	1,013,987
Phillips 66 Partners LP
3.55%, 10/01/2026	48,000	47,314
3.75%, 03/01/2028 (b)	608,000	591,478
3.15%, 12/15/2029	388,000	357,108
Transcanada Trust, 5.88% to 08/15/2026 then 3 mo. LIBOR USD + 4.64%, 08/15/2076 (c)	767,000	767,637
		3,031,673

Financials - 10.8%
Antares Holdings LP, 6.35%, 10/23/2029 (a)	1,050,000	1,074,283
Ares Capital Corp., 5.80%, 03/08/2032	325,000	328,623
Bank of New York Mellon Corp., 3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	767,000	753,601
Blackstone Secured Lending Fund, 5.35%, 04/13/2028	1,000,000	1,009,920
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	1,000,000	1,000,910
		4,167,337

Health Care - 2.5%
CVS Pass-Through Trust
7.51%, 01/10/2032 (a)	770,555	821,704
5.77%, 01/10/2033 (a)	133,491	137,010
		958,714

Industrials - 2.8%
Concentrix Corp., 6.85%, 08/02/2033 (b)	763,000	761,098
GXO Logistics, Inc., 6.25%, 05/06/2029	325,000	341,323
		1,102,421

Information Technology - 2.0%
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	862,000	784,917

Technology - 2.6%
Ricoh USA, Inc., 6.75%, 12/01/2025	999,000	999,000

Utilities - 2.9%
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	1,142,000	1,112,291
TOTAL CORPORATE BONDS (Cost $13,392,725)		13,621,826

EXCHANGE TRADED FUNDS - 22.0%	Shares	Value
F/m High Yield 100 ETF (d)	106,970	5,584,647
F/m Ultrashort Tax-Free Municipal ETF (d)	22,235	1,113,529
F/m US Treasury 3 Month Bill ETF (b)(d)	16,142	807,261
F/m US Treasury 5 Year Note ETF (d)	9,310	462,357
F/m US Treasury 6 Month Bill ETF (d)	10,335	518,765
TOTAL EXCHANGE TRADED FUNDS (Cost $8,385,923)		8,486,559

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.3%	Par	Value
Chase Mortgage Finance Corp., Series 2023-1, Class A4, 6.00%, 06/25/2054 (a)(e)	678,229	687,138
Citigroup Mortgage Loan Trust, Inc., Series 2024-INV2, Class A3B, 6.50%, 06/25/2054 (a)(e)	465,775	474,799
Government National Mortgage Association, Series 2023-131, Class BT, 4.00%, 03/20/2049	890,887	886,162
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class C, 5.69%, 09/10/2038 (a)(e)	300,000	300,440
JP Morgan Mortgage Trust
Series 2019-HYB1, Class B3, 4.99%, 10/25/2049 (a)(e)	332,389	334,771
Series 2022-6, Class A12, 3.00%, 11/25/2052 (a)(e)	536,233	517,870
Mastr Seasoned Securities Trust, Series 2005-1, Class 1A1, 5.88%, 09/25/2032 (e)	258,216	264,261
Provident Funding Mortgage Trust, Series 2025-1, Class A3, 5.50%, 02/25/2055 (a)(e)	892,878	897,941
RCKT Mortgage Trust, Series 2024-INV1, Class A1, 6.50%, 06/25/2054 (a)(e)	539,308	551,105
Sequoia Mortgage Trust, Series 2024-8, Class A20, 5.50%, 09/25/2054 (a)(e)	882,733	884,747
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class A1A, 4.79% (1 mo. Term SOFR + 0.83%), 11/25/2034	283,601	282,479
Series 2005-AR2, Class 1A1A, 4.73% (1 mo. Term SOFR + 0.77%), 01/25/2045	770,200	790,942
Series 2005-AR2, Class 2A23, 4.83% (1 mo. Term SOFR + 0.87%), 01/25/2045	367,904	370,751
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A6, 6.42%, 07/25/2034 (e)	175,303	178,863
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,293,995)		7,422,269

ASSET-BACKED SECURITIES - 11.2%	Par	Value
ACE Securities Corp., Series 2003-NC1, Class A2A, 4.91% (1 mo. Term SOFR + 0.95%), 07/25/2033	234,621	226,249
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 3.82% (1 mo. Term SOFR + 0.89%), 10/25/2034	206,051	199,889
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 09/15/2027 (a)	1,015,000	971,927
Jack in the Box, Inc., Series 2022-1A, Class A2I, 3.45%, 02/26/2052 (a)	587,375	571,898
JP Morgan Mortgage Trust, Series 2025-CES2, Class A1, 5.59%, 06/25/2055 (a)(e)	858,095	864,960
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1, 4.69% (1 mo. Term SOFR + 0.73%), 08/25/2033	513,492	514,394
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055 (a)	500,000	505,478
SBA Depositor LLC, Series 2021-3, 2.59%, 10/15/2031 (a)	519,000	461,499
TOTAL ASSET-BACKED SECURITIES (Cost $4,259,702)		4,316,294

MUNICIPAL BONDS - 6.1%	Par	Value
Alvarado Independent School District/TX, 5.00%, 02/15/2047	405,000	419,763
Crowley Independent School District, 5.00%, 02/01/2048	525,000	549,569
La Vernia Independent School District/TX, 5.00%, 02/15/2050	650,000	683,986
Princeton Independent School District, 5.00%, 02/15/2054	685,000	712,705
TOTAL MUNICIPAL BONDS (Cost $2,291,308)		2,366,023

MORTGAGE-BACKED SECURITIES - 4.7%	Par	Value
BX Trust, Series 2024-VLT4, Class B, 5.90% (1 mo. Term SOFR + 1.94%), 06/15/2041 (a)	500,000	497,660
Federal Home Loan Mortgage Corp., Pool SD6336, 6.00%, 09/01/2054	411,726	422,087
Federal National Mortgage Association, Pool MA4626, 4.00%, 06/01/2052	933,747	894,904
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,806,019)		1,814,651

CONVERTIBLE BONDS - 0.4%	Par	Value
Financials - 0.4%
PennyMac Corp., 8.50%, 06/01/2029	135,000	142,155
TOTAL CONVERTIBLE BONDS (Cost $132,501)		142,155

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (f)	1,583,858	1,583,858
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,583,858)		1,583,858

TOTAL INVESTMENTS - 103.1% (Cost $39,146,031)		39,753,635
Liabilities in Excess of Other Assets - (3.1)%		(1,178,138)
TOTAL NET ASSETS - 100.0%		$38,575,497

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $11,071,342 or 28.7% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $1,553,106.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2025.

(f)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

F/m Opportunistic ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$13,621,826	$–	$13,621,826
Exchange Traded Funds	8,486,559	–	–	8,486,559
Collateralized Mortgage Obligations	–	7,422,269	–	7,422,269
Asset-Backed Securities	–	4,316,294	–	4,316,294
Municipal Bonds	–	2,366,023	–	2,366,023
Mortgage-Backed Securities	–	1,814,651	–	1,814,651
Convertible Bonds	–	142,155	–	142,155
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,583,858
Total Investments	$8,486,559	$29,683,218	$–	$39,753,635

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,583,858 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.